Group Information (Tables)	12 Months Ended
Dec. 31, 2024
Group Information
Schedule of subsidiaries fully owned by the Parent Company

The consolidated financial statements of the Group include the following subsidiaries, which are all wholly owned by the Parent Company:

Entities	Country
Vessel owning entities
Wind Orca Ltd	Cyprus
Wind Osprey Ltd	Cyprus
Wind Pace Ltd (formerly referred to as N1063 Ltd)	Cyprus
Wind N1064 Ltd	Cyprus
Wind Maker Ltd (formerly referred to as Seajacks 1 Ltd)	UK
Wind Mover Ltd (formerly referred to as Seajacks 5 Ltd)	UK
Wind Scylla Ltd (formerly referred to as Seajacks 5 Ltd)	UK
Seajacks 3 Japan LLC	Japan
Trading and Operations
Cadeler UK Ltd (formerly referred to as Seajacks UK Ltd)	UK
Seajacks UK Ltd Taiwan Branch	Taiwan
Seajacks US Inc.	USA
Seajacks Merman Marine Ltd	Bermuda
Cadeler Crewing Services Ltd (formerly referred to as Seajacks Crewing Services Ltd)	UK
Seajacks Japan LLC	Japan
Investment holding entities
Wind MI Ltd	Marshall Islands
Eneti (Bermuda) Ltd	Bermuda

Note 29

Group Information

Continued from previous page

During 2024, several entities were dissolved:

Entities	Country
Cadeler Holdings Ltd (formerly referred to as Atlantis Investorco Ltd)	UK
Investment holding entities (continuation)
Atlantis Equityco Ltd	UK
Atlantis Midco Ltd	UK
Cadeler International Ltd (formerly referred to as Seajacks International Ltd)	UK
Dormant entities
Seajacks 2 Ltd	UK
Seajacks 3 Ltd	UK
Seajacks 7 Limited	UK
Seajacks 8 Limited	UK
SBI Chartering and Trading Ltd	Marshall Islands
SBI Macarena Shipping Company Ltd	Marshall Islands
SBI Parapara Shipping Company Ltd	Marshall Islands
SBI Pegasus Shipping Company Ltd	Marshall Islands
SBI Perseus Shipping Company Ltd	Marshall Islands
SBI Taurus Shipping Company Ltd	Marshall Islands
Dormant entities
Scorpio SALT LLC	USA
Bulk Run-Off Company Ltd	Marshall Islands
Windpower Alpha Ltd	Marshall Islands
Windpower Bravo Ltd	Marshall Islands
SBI Achilles Shipping Company Ltd	Marshall Islands
SBI Antares Shipping Company Ltd	Marshall Islands
SBI Apollo Shipping Company Ltd	Marshall Islands
SBI Aries Shipping Company Ltd	Marshall Islands
SBI Athena Shipping Company Ltd	Marshall Islands
SBI Bolero Shipping Company Ltd	Marshall Islands
SBI Bravo Shipping Company Ltd	Marshall Islands
SBI Capoeira Shipping Company Ltd	Marshall Islands
SBI Carioca Shipping Company Ltd	Marshall Islands
SBI Conga Shipping Company Ltd	Marshall Islands
SBI Cougar Shipping Company Ltd	Marshall Islands
SBI Cronos Shipping Company Ltd	Marshall Islands
SBI Echo Shipping Company Ltd	Marshall Islands
SBI Gemini Shipping Company Ltd	Marshall Islands
SBI Hera Shipping Company Ltd	Marshall Islands
SBI Hercules Shipping Company Ltd	Marshall Islands
SBI Hermes Shipping Company Ltd	Marshall Islands
SBI Hydra Shipping Company Ltd	Marshall Islands
SBI Hyperion Shipping Company Ltd	Marshall Islands
SBI Jaguar Shipping Company Ltd	Marshall Islands
SBI Jive Shipping Company Ltd	Marshall Islands
SBI Lambada Shipping Company Ltd	Marshall Islands
SBI Leo Shipping Company Ltd	Marshall Islands
SBI Libra Shipping Company Ltd	Marshall Islands

Note 29

Group Information

Continued from previous page

During 2024, several entities were dissolved:

Entities	Country
SBI Lynx Shipping Company Ltd	Marshall Islands
SBI Lyra Shipping Company Ltd	Marshall Islands
SBI Mazurka Shipping Company Ltd	Marshall Islands
SBI Phoenix Shipping Company Ltd	Marshall Islands
SBI Reggae Shipping Company Ltd	Marshall Islands
SBI Rock Shipping Company Ltd	Marshall Islands
SBI Sousta Shipping Company Ltd	Marshall Islands
SBI Tethys Shipping Company Ltd	Marshall Islands
SBI Zeus Shipping Company Ltd	Marshall Islands
Crawford Path LLC	Delaware
Scorpio Salt LLC	Delaware
SBI Maia Shipping Company Ltd	Marshall Islands
SBI Orion Shipping Company Ltd	Marshall Islands
SBI Phoebe Shipping Company Ltd	Marshall Islands
SBI Pisces Shipping Company Ltd	Marshall Islands
SBI Poseidon Shipping Company Ltd	Marshall Islands
SBI Rumba Shipping Company Ltd	Marshall Islands
SBI Samba Shipping Company Ltd	Marshall Islands
SBI Samson Shipping Company Ltd	Marshall Islands
SBI Subaru Shipping Company Ltd	Marshall Islands
SBI Swing Shipping Company Ltd	Marshall Islands
SBI Tango Shipping Company Ltd	Marshall Islands
SBI Thalia Shipping Company Ltd	Marshall Islands
SBI Ursa Shipping Company Ltd	Marshall Islands
SBI Virgo Shipping Company Ltd	Marshall Islands
SBI Zumba Shipping Company Ltd	Marshall Islands